Note 11 - Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Operating Loss Carryforwards (in Dollars)	$ 12.3	$ 10.7
Percentage that Carry Forwards Will Expire Unused	50.00%	50.00%